(23) EQUITY (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Equity Details 1
Net income for the year - parent company	R$ 1,179,750
Realization of comprehensive income	25,873
Prescribed dividends	3,768
Net income considered for allocation	1,209,391
Legal reserve	(58,988)
Statutory reserve - concession financial asset	(123,673)
Statutory reserve - working capital improvement	(746,541)
Mandatory dividend	(280,191)
Additional dividend	R$ 0